Reorganization, Basis of Presentation and Going Concern - Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted (Details)	12 Months Ended
Dec. 31, 2024
Amendment to IAS 21 [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2025
Amendments to IFRS 7 and IFRS 9 [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2027
IFRS 19 [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2027
Amendments to IFRS 10 and IAS 28 [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	will be determined at a future date